Share Purchase Warrants and Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share Purchase Warrants and Stock Options [Abstract]
Schedule of Share Purchase Warrants

The following table summarizes the activity of share purchase warrants for the period of January 1, 2025 through March 31, 2025:

	Number of warrants	Weighted average exercise price	Intrinsic value
Balance at December 31, 2024	166,444	25.81	-
Granted	12,843	7.48	-
Exercised	-	-	-
Expired/forfeited	(2,400)	62.50	-
Outstanding at March 31, 2025	176,887	$23.98	$16,311
Exercisable at March 31, 2025	164,044	$25.27	$16,311

The following table summarizes the activity of share purchase warrants for the period of January 1, 2023 through December 31, 2024:

	Number of warrants	Weighted average exercise price	Intrinsic value
Balance at December 31, 2022	52,400	$27.50	$-
Granted	103,905	20	805,185
Exercised	-	-	-
Expired/forfeited	-	-	-
Balance at December 31, 2023	156,305	23.00	738,889
Granted	77,917	9.21	-
Exercised	-	-	-
Expired/forfeited	(67,778)	0.250	-
Outstanding at December 31, 2024	166,444	$25.81	$-
Exercisable at December 31, 2024	166,444	$25.81	$-

Schedule of Share Purchase Warrants Outstanding

As of March 31, 2025, the following share purchase warrants were outstanding:

Number of warrants	Exercise price	Issuance Date	Expiry date	Remaining life
50,000	25.00	11/18/2022	11/18/2027	2.64
52,216	37.50	9/25/2023	9/25/2028	3.49
4,830	31.25	12/7/2023	12/7/2028	3.69
2,415	31.25	12/11/2023	12/11/2028	3.70
3,803	31.25	1/11/2024	1/11/2029	3.79
10,800	13.90	5/9/2024	5/9/2029	4.11
22,000	10.00	5/16/2024	5/16/2029	4.13
16,240	12.50	5/23/2024	5/23/2029	4.15
1,740	11.28	6/19/2024	6/19/2029	4.22
12,843	7.48	1/13/2025	7/16/2030	5.30
176,887

As of December 31, 2024, the following share purchase warrants were outstanding:

Number of warrants	Exercise price	Issuance Date	Expiry date	Remaining life
800	62.50	12/14/2021	12/14/2024	-
1,600	62.50	12/14/2021	12/14/2024	-
50,000	25.00	11/18/2022	11/18/2027	2.88
28,000	37.50	9/25/2023	9/25/2028	3.74
18,000	37.50	9/25/2023	9/25/2028	3.74
2,800	37.50	9/25/2023	9/25/2028	3.74
3,416	37.50	9/25/2023	9/25/2028	3.74
4,267	31.25	12/7/2023	12/7/2028	3.94
563	31.25	12/7/2023	12/7/2028	3.94
2,133	31.25	12/11/2023	12/11/2028	3.95
282	31.25	12/11/2023	12/11/2028	3.95
3,360	31.25	1/11/2024	1/11/2029	4.03
443	31.25	1/11/2024	1/11/2029	4.03
10,800	13.90	5/9/2024	5/9/2029	4.36
22,000	10.00	5/16/2024	5/16/2029	4.38
16,240	12.50	5/23/2024	5/23/2029	4.39
1,740	11.28	6/19/2024	6/19/2029	4.47
166,444

Schedule of Activity of Stock Options

The following table summarizes the activity of stock options for the period of January 1, 2025 through March 31, 2025:

	Number of stock options	Weighted average exercise price	Intrinsic value
Balance at December 31, 2024	125,557	$23.77	$-
Issued	-	-	-
Exercised	-	-	-
Canceled/expired/forfeited	-	-	-
Outstanding at March 31, 2025	125,557	$23.77	$-
Exercisable at March 31, 2025	98,640	$27.10	$-

The following table summarizes the activity of stock options for the period of January 1, 2023 through December 31, 2024:

	Number of stock options	Weighted average exercise price	Intrinsic value
Balance at December 31, 2022	48,137	$65.00	$89,238
Issued	62,869	27.50	-
Exercised	-	-	-
Canceled/expired/forfeited	(4,948)	30.00	-
Balance at December 31, 2023	106,058	45.00	-
Issued	99,334	11.39	-
Exercised	-	-	-
Canceled/expired/forfeited	(79,835)	37.00	-
Outstanding at December 31, 2024	125,557	$23.77	$-
Exercisable at December 31, 2024	98,640	$27.10	$-

Schedule of Stock Options Outstanding

As of March 31, 2025, the following stock options were outstanding:

Number of stock options	Exercise price	Issuance Date	Expiry date	Remaining Life
3,845	145.00	2/23/2021	2/23/2026	0.90
13,543	63.63	8/18/2021	8/18/2026	1.38
741	134.95	11/3/2021	11/3/2026	1.59
481	46.83	3/21/2022	3/21/2027	1.97
381	26.25	5/16/2022	5/16/2027	2.13
480	21.88	9/28/2022	9/28/2027	2.50
2,400	75.00	2/8/2023	2/8/2026	0.86
261	28.75	2/27/2023	2/27/2028	2.91
1,513	27.50	5/30/2023	5/30/2028	3.17
1,064	31.23	7/18/2023	7/18/2028	3.30
1,515	18.55	10/24/2023	10/24/2028	3.57
89,223	11.28	6/21/2024	6/21/2029	4.23
4,694	12.25	9/30/2024	9/30/2029	4.50
5,416	9.28	12/31/2024	12/31/2029	4.76
125,557

As of December 31, 2024, the following stock options were outstanding:

Number of stock options	Exercise price	Issuance Date	Expiry date	Remaining Life
3,845	145.00	2/23/2021	2/23/2026	1.15
13,543	63.63	8/18/2021	8/18/2026	1.63
741	134.95	11/3/2021	11/3/2026	1.84
481	46.83	3/21/2022	3/21/2027	2.22
381	26.25	5/16/2022	5/16/2027	2.37
480	21.88	9/28/2022	9/28/2027	2.74
2,400	75.00	2/8/2023	2/8/2026	1.11
261	28.75	2/27/2023	2/27/2028	3.16
1,513	27.50	5/30/2023	5/30/2028	3.41
1,064	31.23	7/18/2023	7/18/2028	3.55
1,515	18.55	10/24/2023	10/24/2028	3.82
89,223	11.28	6/21/2024	6/21/2029	4.47
4,694	12.25	9/30/2024	9/30/2029	4.75
5,416	9.28	12/31/2024	12/31/2029	5.00
125,557